FAIR VALUE MEASUREMENTS (Details) (Fair Value, Measurements, Recurring [Member], Fair Value, Inputs, Level 2 [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability		$ (5)
Derivatives asset	$ 17